Investments (Details 2) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	$ 115	$ 125	$ 126	$ 120
Additional credit impairments on:
Previously impaired securities	1	0	0	4
Securities without prior impairments	0	0	0	2
Reductions due to sales or redemptions	(4)	(10)	(1)	0
Balance at end of period	$ 112	$ 115	$ 125	$ 126